Cover	Feb. 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Entity File Number	001-40910
Entity Registrant Name	Rubicon Technologies, Inc.
Entity Central Index Key	0001862068
Entity Tax Identification Number	88-3703651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 West Main Street Suite #610
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	(844)
Local Phone Number	479-1507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RBT
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	RBT WS
Security Exchange Name	NYSE